Prudential Investment Portfolios 16

PGIM Income Builder Fund

(the “Fund”)

Supplement dated December 14, 2018

to the Currently Effective Summary Prospectus, Prospectus
and Statement of Additional Information of the Fund

The Board of Trustees for the Fund has approved the addition of PGIM Limited as a subadviser to the Fund. As a result, effective December 14, 2018, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In the Fund’s Summary Prospectus and Statutory Prospectus, the section entitled “Management of the Fund” is restated as follows:

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Quantitative Management Associates LLC	Edward L. Campbell, MBA, CFA	Managing Director and Portfolio Manager	September 2014
		Rory Cummings, MBA, CFA	Vice President and Portfolio Manager	September 2014
		Peter Vaiciunas, MBA, CFA	Senior Investment Associate and Portfolio Manager	February 2018
	Jennison Associates LLC	Ubong “Bobby” Edemeka	Managing Director	September 2014
		Shaun Hong, CFA	Managing Director	September 2014
		Stephen J. Maresca, CFA	Managing Director	July 2016
	PGIM Fixed Income	David Bessey	Managing Director and Co-Head of PGIM Fixed Income's Emerging Markets Debt Team	September 2014

	Cathy L. Hepworth, CFA	Managing Director and Co-Head of PGIM Fixed Income's Emerging Markets Debt Team	September 2014
	Mariusz Banasiak, CFA	Principal and Head of PGIM Fixed Income’s Foreign Exchange Team	June 2017
	Robert Cignarella, CFA	Managing Director and Head of PGIM Fixed Income’s Leveraged Finance Team	September 2014
	Brian Clapp, CFA	Principal and a high yield portfolio manager	September 2014
	Robert Spano, CFA, CPA	Principal and a high yield portfolio manager	September 2014
	Daniel Thorogood, CFA	Vice President and a high yield portfolio manager	September 2014
	Ryan Kelly, CFA	Principal and a high yield portfolio manager	September 2014
PGIM Real Estate	Rick J. Romano, CFA	Managing Director and Head of Global Real Estate Securities	September 2014
	Daniel Cooney, CFA	Vice President & Portfolio Manager: North American Real Estate Securities	June 2018
	Kwok Wing Cheong, CFA	Executive Director and Portfolio Manager: Asian Real Estate Securities	May 2015
PGIM Limited	Michael Gallagher	Executive Director and Portfolio Manager: European Real Estate Securities	September 2014

2.	In the Fund’s Statutory Prospectus, the following paragraph is added at the end of the section entitled “How the Fund is Managed—Investment Subadvisers”:

PGIM Limited is an indirect wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of September 30, 2018, PGIM Limited managed approximately $42.7 billion in assets, and PGIM Limited-Fixed Income managed approximately $39.0 billion.

3.	In the Fund’s Statutory Prospectus, in the section entitled “How the Fund is Managed—Portfolio Managers”, the entry for Michael Gallagher is restated as follows:

Michael Gallagher is an Executive Director and Portfolio Manager for PGIM Limited based in London. He is the Portfolio Manager for the European real estate securities. Mr. Gallagher has over 20 years of real estate experience and 16 years in the broader public markets. Prior to joining Prudential, Mr. Gallagher was the Assistant Fund Manager for Global Real Estate Securities at Aviva Investors (London) where he was responsible for portfolio construction and stock selection of European real estate securities.

Prior to Aviva, Mr. Gallagher was a Vice President of Citigroup (London) where he covered diversified financials and the real estate sector. At Citigroup, Mr. Gallagher was responsible for modeling and research for companies under his coverage. Mr. Gallagher came to Citigroup from Deutsche Bank (London-Frankfurt) where he was a pan-European equity analyst covering bank stocks and diversified German companies. Mr. Gallagher holds a BA in Economics from Harvard University, magna cum laude, and was the recipient of the Harvard College Scholarship. Mr. Gallagher also holds a MA in International Political Economy from Cornell University where he was awarded the Mellon Foundation Scholarship. Mr. Gallagher speaks several languages including English (native), German, French, Italian and Portuguese.

4.	In Part I of the Fund’s Statement of Additional Information, the tables in the section entitled “Management & Advisory Arrangements—The Fund’s Portfolio Managers: Information About Other Accounts Managed” is restated the read as follows:
Other Funds and Investment Accounts Managed by the Portfolio Managers
Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
Quantitative Management Associates LLC	Edward L. Campbell, MBA, CFA	34/$84,685,398,281	5/$2,497,496,407	21/$1,458,034,859
	Rory Cummings, MBA, CFA	34/$84,685,398,281	5/$2,497,496,407	21/$1,458,034,859
	Peter Vaiciunas, MBA, CFA	34/$84,685,398,281	5/$2,497,496,407	21/$1,458,034,859

Jennison Associates LLC	Ubong “Bobby” Edemeka	7/$5,437,741,000	1/$11,997,000	None
	Shaun Hong, CFA	7/$5,437,741,000	1/$11,997,000	None
	Stephen J. Maresca, CFA	1/$529,628,000	None	None
PGIM Fixed Income*	David Bessey	18 / $2,461,594,866	24 / $2,805,892,990 1 / $(22,612,782)	165 / $39,205,724,771 1 / $9,192,032
	Cathy L. Hepworth, CFA	18 / $2,461,594,866	24 / $2,805,892,990 1 / $(22,612,782)	165 / $39,205,724,771 1 / $9,192,032
	Mariusz Banasiak, CFA	18 / $2,461,594,866	24 / $2,805,892,990 1 / $(22,612,782)	165 / $39,205,724,771 1 / $9,192,032
	Robert Cignarella, CFA	29 / $17,633,132,240	19 / $4,894,475,646	113 / $16,493,797,580
	Brian Clapp, CFA	29 / $17,104,772,616	19 / $4,894,475,646	113 / $15,986,930,710
	Robert Spano, CFA, CPA	29 / $17,104,773,591	19 / $4,894,475,646	113 / $15,986,930,710
	Daniel Thorogood, CFA	29 / $17,104,772,616	19 / $4,894,475,646	113 / $15,986,930,710
	Ryan Kelly, CFA	29 / $17, 104,773,591	19 / $4,894,475,646	113 / $15,986,930,710
PGIM Real Estate	Rick J. Romano, CFA	9 / $2,644,169,933	None	4 / $581,667,062
	Daniel Cooney, CFA	9 / $2,644,169,933	None	4 / $581,667,062
	Kwok Wing Cheong, CFA	9 / $2,644,169,933	None	4 / $581,667,062
PGIM Limited	Michael Gallagher	9 / $2,644,169,933	None	4 / $581,667,062

*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

5.	In Part I of the Fund’s Statement of Additional Information, the section entitled “Management & Advisory Arrangements—The Fund’s Portfolio Managers: Personal Investments and Financial Interests” is restated the read as follows:
Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
Quantitative Management Associates LLC	Edward L. Campbell, MBA, CFA	$10,001 - $50,000
	Rory Cummings	$1 - $10,000
	Peter Vaiciunas, MBA, CFA	None
Jennison Associates LLC	Ubong “Bobby” Edemeka	$100,001 - $500,000
	Shaun Hong, CFA	Over $1,000,000
	Stephen J. Maresca, CFA	$100,001 - $500,000
PGIM Fixed Income	David Bessey	None
	Cathy L. Hepworth, CFA	None
	Mariusz Banasiak, CFA	None
	Robert Cignarella, CFA	$10,001 - $50,000
	Brian Clapp, CFA	None
	Robert Spano, CFA, CPA	None
	Daniel Thorogood, CFA	None
	Ryan Kelly, CFA	None
PGIM Real Estate	Rick J. Romano, CFA	None
	Daniel Cooney, CFA	None
	Kwok Wing Cheong, CFA	None
PGIM Limited	Michael Gallagher	None

PGIM Fixed Income/PGIM Real Estate/PGIM Limited:

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. “Other financial interests” are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range of each Portfolio Manager’s direct investment in the Fund is as follows: David Bessey: None; Cathy L. Hepworth, CFA: None; Mariusz Banasiak, CFA: None; Robert Cignarella, CFA: $10,001 - $50,000; Brian Clapp, CFA: None; Robert Spano, CFA, CPA: None; Daniel Thorogood, CFA: None; Ryan Kelly, CFA: None; Rick J. Romano, CFA: None; Daniel Cooney, CFA: None; Kwok Wing Cheong, CFA: None; Michael Gallagher: None.

Jennison Associates LLC:

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies includes other mutual funds, including Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) or other retirement plan. "Other Financial Interests" include an investment professional's notional investments in the Fund through a deferred compensation plan for Jennison employees where such notional investments track the performance of the Fund and are subject to increase or decrease based on the annual performance of the Fund. The dollar ranges for each Portfolio Manager’s investment in the Fund are as follows for each of: Shaun Hong, CFA: Over $1,000,000; Ubong “Bobby” Edemeka: $100,001 - $500,000; and Stephen J. Maresca, CFA: $100,001 - $500,000.

Quantitative Management Associates LLC:

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies. The dollar range of each QMA portfolio manager’s investment in the Fund is as follows: Edward L. Campbell, MBA, CFA: $10,001 - $50,000; Rory Cummings, MBA, CFA: $1 - $10,000; Peter Vaiciunas, MBA, CFA: None.

LR1152